Severance Indemnities And Pension Plans (Fair Value Of Plan Assets Pension Benefits And Sip Investments Foreign Offices And Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Level 3 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Government Bonds [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Debt Securities [Member] Level 2 [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Non-Japanese Marketable Equity Securities [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member]		Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investment Funds [Member] Level 3 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 1 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 2 [Member]	Mar. 31, 2013 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]	Mar. 31, 2012 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Offices And Subsidiaries, Pension Benefits [Member] Other Investments [Member] Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets					¥ 233,081	¥ 182,791	¥ 190,130	¥ 106,141	¥ 87,521	¥ 110,471	¥ 82,644	¥ 16,469	¥ 12,626	¥ 10,338	¥ 7,600	¥ 7,446	¥ 1,551	¥ 7,600	¥ 5,895	¥ 33,315	[1]	¥ 10,382	[1]	¥ 33,315	[1]	¥ 10,382	[1]	¥ 13,720	¥ 11,372	¥ 13,720	¥ 11,372	¥ 171,136	[2]	¥ 152,394	[2]	¥ 91,582	¥ 74,530	¥ 65,068	¥ 65,582	¥ 14,486	¥ 12,282	¥ 9,982	¥ 7,310	¥ 1,197	¥ 839	¥ 68	¥ 4,488	¥ 785	¥ 1,983	¥ 344	¥ 356
Fair value of debt securities issued by the MUFG Group included in plan assets	471		828
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets	0.02%		0.05%
Mutual funds held by UNBC		87,243		69,643
Real estate funds held by UNBC		¥ 13,531		¥ 20,706

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥828 million (0.05% of plan assets) and ¥471 million (0.02% of plan assets) to the pension benefits and SIPs at March 31, 2012 and 2013, respectively.
[2]	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥69,643 million of mutual funds and ¥20,706 million of common collective funds, and of ¥87,243 million of mutual funds and ¥13,531 million of real estate funds, which were held by UNBC at December 31, 2011 and 2012, respectively.